Risk Report - Credit Risk Management - IFRS 9 3 Development of Overlays - Parenthetical information (Detail: Text Values)) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
CRM IFRS 9 Development of overlays [Abstract]
Overlay related to uncertainty to Russia and Ukraine recorded in Q1 and released in Q2 2022	€ 44
Overlay related to uncertainty to Russia and Ukraine recorded in Q2 and released in Q3 2022	83
Overlay related to uncertainty to WTI in Q1 2022	42
Overlay related to uncertainty to WTI in Q2 2022	39
Overlay related to uncertainty to WTI in Q3 2022	€ 27